Investments	12 Months Ended
Mar. 31, 2013
Held for trading
Investments

5. Investments, held for trading

The portfolio of trading securities as of March 31, 2012 and March 31, 2013 was as follows:

As of March 31, 2012
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	41,815.4	Rs.	8.8	Rs.	185.3	Rs.	41,638.9
Securities issued by Government of India sponsored institutions		78.1		1.6		0		79.7
State government securities		9,379.0		9.4		9.9		9,378.5
Other corporate/financial institution securities		7,079.8		41.5		6.5		7,114.8
Deposit Certificates issued by banks		18,829.1		3.8		1.4		18,831.5

Total debt securities	Rs.	77,181.4	Rs.	65.1	Rs.	203.1	Rs.	77,043.4

	As of March 31, 2013
		Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	63,468.6	Rs.	134.7	Rs.	58.5	Rs.	63,544.8
Other corporate/financial institution securities		13,856.2		11.7		59.1		13,808.8

Total debt securities		77,324.8		146.4		117.6		77,353.6
Other securities-mutual fund units		10,029.9		0		0		10,029.9

Total	Rs.	87,354.7	Rs.	146.4	Rs.	117.6	Rs.	87,383.5

Total	US$	1,602.3	US$	2.7	US$	2.2	US$	1,602.8

Available-for-Sale Securities
Investments

6. Investments, available for sale

The portfolio of available for sale securities as of March 31, 2012 and March 31, 2013 was as follows:

	As of March 31, 2012
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	764,267.2	Rs.	505.2	Rs.	12,432.3	Rs.	752,340.1
Securities issued by Government of India sponsored institutions		376.7		2.3		0		379.0
State government securities		251.8		0		1.6		250.2
Securities issued by state government sponsored institutions		754.9		0		16.8		738.1
Credit substitutes (see note 8)		11,789.8		47.3		36.6		11,800.5
Other corporate/financial institution bonds		219.7		27.3		0		247.0
Certificate of Deposit		27,235.0		29.4		55.2		27,209.2

Debt securities, other than asset and mortgage-backed securities		804,895.1		611.5		12,542.5		792,964.1
Mortgage-backed securities		3,094.3		222.9		6.3		3,310.9
Asset-backed securities		485.3		100.0		0		585.3
Other securities (including mutual fund units)		9,557.7		662.4		0		10,220.1

Total	Rs.	818,032.4	Rs.	1,596.8	Rs.	12,548.8	Rs.	807,080.4

Securities with gross unrealized losses							Rs.	704,464.5
Securities with gross unrealized gains								102,615.9

							Rs.	807,080.4

	As of March 31, 2013
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	924,701.5	Rs.	2,664.7	Rs.	3,538.9	Rs.	923,827.3
State government securities		234.0		0.9		0.2		234.7
Credit substitutes (see note 8)		46,596.4		53.3		27.1		46,622.6
Other corporate/financial institution bonds		3,655.6		62.3		0.1		3,717.8
Certificate of Deposit		18,763.1		66.0		0		18,829.1

Debt securities, other than asset and mortgage-backed securities		993,950.6		2,847.2		3,566.3		993,231.5
Mortgage-backed securities		2,353.3		126.2		4.5		2,475.0
Asset-backed securities		5,127.5		142.9		141.7		5,128.7
Other securities (including mutual fund units)		16,356.6		879.7		0		17,236.3

Total	Rs.	1,017,788.0	Rs.	3,996.0	Rs.	3,712.5	Rs.	1,018,071.5

Total	US$	18,668.2	US$	73.3	US$	68.1	US$	18,673.4

Securities with gross unrealized losses							Rs.	687,522.0
Securities with gross unrealized gains								330,549.5

							Rs.	1,018,071.5

							US$	18,673.4

AFS investments of Rs. 752,595.3 million and Rs. 924,062.0 million as of March 31, 2012 and March 31, 2013, respectively, are eligible for placement towards the Bank’s statutory liquidity ratio requirements. These balances are subject to withdrawal and usage restrictions, but may be freely traded by the Bank within those restrictions. Of these investments, Rs. 544,169.2 million as of March 31, 2012 and Rs. 805,912.3 million (US$ 14,782.0 million) as of March 31, 2013, respectively, were kept as margins for clearing, collateral borrowing and lending obligation (CBLO) , real time gross settlement (RTGS), with the Reserve Bank of India and other financial institutions.

The Bank conducts a review each year to identify and evaluate investments that have indications of possible impairment. An investment in an equity or debt security is impaired if its fair value falls below its cost and the decline is considered other than temporary. Factors considered in determining whether a loss is temporary include length of time and extent to which fair value has been below cost, the financial condition and near-term prospects of the issuer and whether the Bank intends to sell or will be required to sell the security until the forecasted recovery. The Bank evaluated the impaired investments and has fully recognized an expense of Rs. 186.7 million, Rs. 1,299.2 million and Rs. 1,546.3 million (US$ 28.4 million) as other than temporary impairment in fiscal year 2011, 2012 and 2013, respectively, because the Bank intends to sell the securities before recovery of their amortized cost. The Bank believes that the other unrealized losses on its investments in equity and debt securities as of March 31, 2013 are temporary in nature. The Bank’s review of impairment generally entails:

•	identification and evaluation of investments that have indications of possible impairment;

•	analysis of individual investments that have fair values of less than 95% of amortized cost, including consideration of the length of time the investment has been in an unrealized loss position;

•	analysis of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to have other than temporary impairment; and

•	documentation of the results of these analysis, as required under business policies.

As of March 31, 2012 and March 31, 2013, the Bank did not hold any debt securities with credit losses for which a portion of other-than-temporary impairment was recognized in other comprehensive income.

The gross unrealized losses and fair value of available for sale securities at March 31, 2012 was as follows:

	As of March 31, 2012
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses
					(In millions)
Government of India securities	Rs.	197,634.4	Rs.	1,424.1	Rs.	479,755.4	Rs.	11,008.2	Rs.	677,389.8	Rs.	12,432.3
State government securities		2.6		0.1		247.5		1.5		250.1		1.6
Securities issued by state government sponsored institutions		733.3		16.8		4.9		0		738.2		16.8
Credit substitutes (see note 8)		6,545.0		31.0		794.3		5.6		7,339.3		36.6
Other corporate/financial institution bonds		0		0		10.0		0		10.0		0
Certificate of Deposit		18,504.3		55.2		0		0		18,504.3		55.2

Debt securities, other than asset and mortgage-backed securities		223,419.6		1,527.2		480,812.1		11,015.3		704,231.7		12,542.5
Mortgage-backed securities		232.8		6.3		0		0		232.8		6.3

Total	Rs.	223,652.4	Rs.	1,533.5	Rs.	480,812.1	Rs.	11,015.3	Rs.	704,464.5	Rs.	12,548.8

The gross unrealized losses and fair value of available for sale securities at March 31, 2013 was as follows:

	As of March 31, 2013
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses
					(In millions)
Government of India securities	Rs.	282,968.1	Rs.	274.5	Rs.	372,054.9	Rs.	3,264.4	Rs.	655,023.0	Rs.	3,538.9
State government securities		0		0		41.6		0.2		41.6		0.2
Securities issued by state government sponsored institutions		0		0		0		0		0		0
Credit substitutes (see note 8)		27,280.8		26.3		532.4		0.8		27,813.2		27.1
Other corporate/financial institution bonds		9.7		0.1		0		0		9.7		0.1
Certificate of Deposit		0		0		0		0		0		0

Debt securities, other than asset and mortgage-backed securities		310,258.6		300.9		372,628.9		3,265.4		682,887.5		3,566.3
Mortgage-backed securities		176.1		4.5		0		0		176.1		4.5
Asset-backed securities		4,458.4		141.7		0		0		4,458.4		141.7

Total	Rs.	314,893.1	Rs.	447.1	Rs.	372,628.9	Rs.	3,265.4	Rs.	687,522.0	Rs.	3,712.5

Total	US$	5,775.7	US$	8.2	US$	6,834.7	US$	59.9	US$	12,610.4	US$	68.1

The contractual residual maturity of available for sale debt securities other than asset and mortgage-backed securities as of March 31, 2013 is set out below:

	As of March 31, 2013
	Amortized Cost		Fair Value		Fair Value
	(In millions)
Within one year	Rs.	368,984.1	Rs.	368,909.0	US$	6,766.5
Over one year through five years		401,486.7		399,514.7		7,327.9
Over five years through ten years		182,689.6		183,873.2		3,372.6
Over ten years		40,790.2		40,934.6		750.8

Total	Rs.	993,950.6	Rs.	993,231.5	US$	18,217.8

The contractual residual maturity of available for sale mortgage-backed and asset-backed securities as of March 31, 2013 is set out below:

	As of March 31, 2013
	Amortized Cost	Fair Value	Fair Value
	(In millions)
Within one year	Rs. 2,412.9	Rs. 2,399.7	US$	44.0
Over one year through five years	3,818.2	3,777.0		69.3
Over five years through ten years	663.0	689.8		12.7
Over ten years	586.7	737.2		13.5

Total	Rs. 7,480.8	Rs. 7,603.7	US$	139.5

Gross realized gains and gross realized losses from sales of available for sale securities and dividends and interest on such securities are set out below:

	Fiscal year ended March 31,
	2011		2012		2013		2013
	(In millions)
Gross realized gains on sale	Rs.	782.6	Rs.	87.4	Rs.	2,263.6	US$	41.5
Gross realized losses on sale		(406.9)		(1,402.5)		(35.8)		(0.6)

Realized gains (losses), net		375.7		(1,315.1)		2,227.8		40.9
Dividends and interest		40,739.8		56,621.0		66,554.2		1,220.7

Total	Rs.	41,115.5	Rs.	55,305.9	Rs.	68,782.0	US$	1,261.6

Held-to-maturity Securities
Investments

7. Investments, held to maturity

There were no HTM securities as of March 31, 2012 and March 31, 2013.

Under Indian GAAP, transfer from an HTM portfolio to an AFS portfolio are permitted by RBI regulations once every year and the Bank has made transfers in accordance with these regulations. However, the Bank has not established an HTM portfolio under US GAAP and therefore the investment classification made under US GAAP and Indian GAAP varies materially.